Stockholder's Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Stockholders' Equity

Note 10 – Stockholder's Equity

Put Option Agreement and Exercise

On February 25, 2020 (the "Effective Date"), the Company entered into a Put Option Agreement (the "Agreement") with the Chairman of the Company's Board of Director (the "Chairman"), pursuant to which the Company has an option in its discretion, to sell shares of its common stock (the "Option Shares") to the Chairman for aggregate gross proceeds of up to $2.0 million, at a purchase price of $1.963 per Option Share, subject to the following limitations:

a)	The total number of shares that may be issued under the Agreement will be limited to 19.99% of the Company's outstanding shares on the date the Agreement is signed (the "Exchange Cap"), unless stockholder approval is obtained to issue shares in excess of the Exchange Cap;

b)	The Company may not issue and the Chairman may not purchase Option Shares to the extent that such issuance would result in the Chairman and his affiliates beneficially owning more than 19.99% of the then issued and outstanding shares of the Company's common stock unless (i) such ownership would not be the largest ownership position in the Company, or (ii) stockholder approval is obtained for ownership in excess of 19.99%; and

c)	The Company may not issue, and the Chairman may not purchase any Option Shares if such issuance and purchase would be considered equity compensation under the rules of The Nasdaq Stock Market unless stockholder approval is obtained for such issuance.

Option Shares are subject to a six-month lock-up period whereby they cannot be sold or transferred. The Agreement expires on April 9, 2020. On March 9, 2020, the Company provided notice to the Chairman that they had elected to exercise the Put Option to sell 1,018,848 Option Shares at a purchase price of $1.963 per share for total proceeds of $2,000,000, which was recorded as subscription receivable and common stock subscribed on the accompanying condensed consolidated balance sheet. The shares are not deemed to be issued until the closing of the sale of the Option Shares. On April 7, 2020, the Company extended the closing date for the sale of the Option Shares to no later than May 15, 2020.

Stock Options

A summary of the option activity during the three months ended March 31, 2020 is presented below:

		Weighted	Weighted
		Average	Average
	Number of	Exercise	Remaining	Intrinsic
	Options	Price	Term (Yrs.)	Value

Outstanding, January 1, 2020	2,480,000	4.34	9.86	$-
Granted	-	-
Exercised	-	-
Expired	-	-
Forfeited	(120,000)	4.09
Outstanding, March 31, 2020	2,360,000	$4.36	9.61	$-

Exercisable, March 31, 2020	-	$-	-	$-

The Company recorded stock-based compensation expense of $240,399 for the three months ended March 31, 2020 related to stock options issued as compensation. As of March 31, 2020, there was $3,740,379 of unrecognized stock-based compensation expense related to the stock options that will be recognized over the remaining vesting period of 3.61 years.

Restricted Stock

The Company recorded stock-based compensation expense of $113,436 for the three months ended March 31, 2020 related to restricted common stock issued as compensation. As of March 31, 2020, there was $214,412 of unrecognized stock-based compensation expense related to the restricted stock that will be recognized over the remaining vesting period of 0.47 years.

Note 16 – Stockholders' Equity

Share Purchase Agreements

On November 5, 2018, Allied Esports Media Inc. sold 1,199,191 shares of  restricted common stock (the "Employee Shares"), to certain employees and stakeholders of the Company, for consideration of $0.001 per share, which were exchanged for AESE common stock and warrants in connection with the recapitalization (See Note 5 - Reverse Merger and Recapitalization).

 Equity Purchase Option

Prior to the Closing Date, BRAC sold an option to purchase up to 600,000 units, exercisable at $11.50 per Unit, in connection with BRAC's initial public offering (the "Equity Purchase Option"). Each Unit consisted of one and one-tenth shares of common stock and a warrant to purchase one share of common stock at $11.50 per share. Effective upon the closing of the Merger, the units converted by their terms into the shares and warrants, and the option now represents the ability to buy such securities directly (and not units). The Equity Purchase Option may be exercised on either a cash or a cashless basis, at the holder's option, and expires on October 4, 2022. These previously issued BRAC Shares and Warrant Purchase Options are deemed to be issued in connection with the Merger, as a result of the reverse recapitalization.

A summary of the Equity Purchase Option activity during the year ended December 31, 2019 is presented below:

	Number of	Weighted	Weighted
	Unit	Average	Average
	Purchase	Exercise	Remaining	Intrinsic
	Options	Price	Term (Yrs)	Value

Outstanding, January 1, 2019	-
Granted	600,000	$11.50
Exercised	-
Expired	-
Forfeited	-
Outstanding, December 31, 2019	600,000	$11.50	2.8	$-

Exercisable, December 31, 2019	600,000	$11.50	2.8	$-

Equity Incentive Plan

On August 9, 2019, the Company's Equity Incentive Plan (the "Incentive Plan") was approved by the Company's stockholders. The Incentive Plan is administered by the Board of Directors or a committee designated by the Board of Directors to do so. The effective date of the Incentive Plan is December 19, 2018. The Incentive Plan provides the grant of incentive stock options ("ISOs"), nonstatutory stock options, stock appreciation rights, restricted common stock awards, restricted common stock unit awards, as well as other stock-based awards that are deemed to be consistent with the purposes of the plan. There are 3,463,305 shares of common stock reserved under the Incentive Plan, of which 902,912, shares remain available to be issued as of December 31, 2019.

Stock Options

On September 20, 2019 the Company issued ten-year options for the purchase of 400,000 shares of AESE common stock, pursuant to the Incentive Plan. The options had an exercise price of $5.66 per share and a 4-year vesting term, with 25% vesting on each anniversary of the date of grant. The options had an aggregate grant date fair value of $867,120.

On November 21, 2019 the Company issued ten-year options for the purchase of 2,080,000 shares of AESE common stock, pursuant to the Incentive Plan. The options had an exercise price of $4.09 per share and a 4-year vesting term, with 25% vesting on each anniversary of the date of grant. The options had an aggregate grant date fair value of $3,263,551.

The fair value of options granted during the year ended December 31, 2019 was calculated using the Black-Scholes option pricing model, with the following assumptions used:

Risk free interest rate	1.74 – 1.77%
Expected term (years)	6.25 years
Expected volatility	36%
Expected dividends	0.0

The expected term used for options is the estimated period of time that options granted are expected to be outstanding. The Company utilizes the "simplified" method to develop an estimate of the expected term of "plain vanilla" option grants. The Company is utilizing an expected volatility figure based on a review of the historical volatilities, over a period of time, equivalent to the expected life of the instrument being valued, of similarly positioned public companies within its industry. The risk-free interest rate was determined from the implied yields from U.S. Treasury zero-coupon bonds with a remaining term consistent with the expected term of the instrument being valued.

During the year ended December 31, 2019, the Company recorded stock-based compensation expense of $149,893 related to stock options issued as compensation, which is included in general and administrative expense on the accompanying consolidated statements of operations. As of December 31, 2019, there was $3,980,778 of unrecognized stock-based compensation expense related to the stock options that will be recognized over the remaining vesting period of 3.86 years.

A summary of the option activity during the years ended December 31, 2019 is presented below:

		Weighted	Weighted
		Average	Average
	Number of	Exercise	Remaining	Intrinsic
	Options	Price	Term (in years)	Value

Outstanding, January 1, 2019	–	–
Granted	2,480,000	$4.34
Exercised	–	–
Expired	–	–
Forfeited	–	–
Outstanding, December 31, 2019	2,480,000	$4.34	9.86	$–

Exercisable, December 31, 2019	–	$–	–	$–

Restricted Stock

On September 20, 2019 the Company issued an aggregate of 80,393 shares of restricted common stock, pursuant to the Incentive Plan, to certain members of the Board of Directors and Executives. The restricted common stock had an aggregate grant date fair value of $455,000, and vest on the one-year anniversary of the date of grant. The shares were valued at the trading price of the Company's stock on the date of grant.

The Company recorded stock-based compensation expense of $127,152 for the year ended December 31, 2019, related to restricted common stock issued as compensation, which is recorded in general and administrative expenses on the accompanying consolidated statements of operations. As of December 31, 2019, there was $327,848 of unrecognized stock-based compensation expense related to the restricted stock that will be recognized over the remaining vesting period of 0.72 years.

Warrants

Prior to the Closing Date, BRAC issued 14,305,000 five-year warrants (the "BRAC Warrants") for the purchase of the Company's common stock at $11.50 per share in connection with BRAC's initial public offering. These previously issued BRAC Warrants are deemed to be issued in connection with the Merger, as a result of the reverse recapitalization.

As of result of the Merger, the Company issued to the former owners of Allied Esports and WPT five-year warrants to purchase an aggregate of 3,800,003 shares of common stock (presented below as outstanding on December 31, 2018 as a result of the recapitalization) at a price of $11.50 per share and issued five-year warrants for the purchase of an aggregate of 532,000 shares of common stock to the Noteholders with an exercise price of $11.50 per share.

A summary of warrant activity during the years ended December 31, 2019 is presented below:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life in Years	Intrinsic Value
Outstanding, December 31, 2018	3,800,003	11.50
Issued	14,837,000	11.50
Exercised	-	-
Cancelled	-	-
Outstanding, December 31, 2019	18,637,003	$11.50	4.6	$-

Exercisable, December 31, 2019	18,637,003	$11.50	4.6	$-